LEASES (Tables)	6 Months Ended
Dec. 31, 2021
LEASES
Summary of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets, net	¥7,925,930	¥6,084,606	$956,486

Operating lease liabilities – current	2,226,832	2,928,987	460,430
Operating lease liabilities – non-current	4,792,101	3,278,574	515,384
Total operating lease liabilities	¥7,018,933	¥6,207,561	$975,814

Summary of weighted average remaining lease terms and discount rates for all of operating leases

		December 31,
	June 30,	2021
	2021	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.59	2.15
Weighted average discount rate	5.0%	5.0%

Summary of maturities of lease liabilities

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2022	¥3,149,277	$495,060
2023	2,747,650	431,924
2024	618,549	97,234
Total lease payments	6,515,476	1,024,218
Less: imputed interest	(307,915)	(48,404)
Present value of lease liabilities	6,207,561	975,814
Less: operating lease liabilities – current	2,928,987	460,430
Operating lease liabilities – non-current	¥3,278,574	$515,384